Post-employment benefit plans - Disclosure of Contributions to Post-Employment Benefit Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Contributions, defined contribution plan	$ (4)	$ (11)
Estimated of contributions expected to be paid to plan for next annual reporting period, defined contribution plan	10
DB pension
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period, defined benefit plan	30
OPEBs
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period, defined benefit plan	60
Plan assets
Disclosure of defined benefit plans [line items]
Contributions, defined benefit plan	(109)	(105)
Plan assets | DB pension
Disclosure of defined benefit plans [line items]
Contributions, defined benefit plan	(48)	(41)
Plan assets | OPEBs
Disclosure of defined benefit plans [line items]
Contributions, defined benefit plan	$ (61)	$ (64)